Fair Value of Financial Instruments and Derivatives Instruments, detail (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative assets	$ 654
Derivative liabilities	383	591
Derivatives liabities	4,566	8,978
Derivatives not designated as hedging instruments | Interest Rate
Derivative [Line Items]
Total Derivatives	654	0
Total Derivatives	4,949	9,569
Derivatives not designated as hedging instruments | Interest Rate | Non-current assets
Derivative [Line Items]
Derivative assets	654	0
Derivatives not designated as hedging instruments | Interest Rate | Current liabilities
Derivative [Line Items]
Derivative liabilities	383	591
Derivatives not designated as hedging instruments | Interest Rate | Non-current liabilities
Derivative [Line Items]
Derivatives liabities	$ 4,566	$ 8,978